Going Concern	12 Months Ended
Dec. 31, 2020
Going Concern [Abstract]
Going Concern
3.	Going Concern:

As described in Note 2, management is required under ASC 205-40, Going Concern, to evaluate whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued.

As of December 31, 2019, the Company’s cash flow projections for the period after one year after the date that the financial statements were issued indicated that cash on hand and cash provided by operating activities would not be sufficient to cover the liquidity needs that became due within one year after the date that the financial statements were issued mainly due to the balloon payments that were due within the respective period. Any failure on the part of the Company to timely repay the balloons falling due within one year would result in the lenders demanding payment, which could potentially result in payment default that would trigger cross-default provisions in the Company’s remaining facilities. As such, as of December 31, 2019, the Company classified the long-term portion of its bank debt and other financial liabilities in current liabilities. Since as of the date of the issuance of those financial statements no definite plan had crystalized, the above conditions raised substantial doubts about the Company’s ability to continue as a going concern.

On March 17, 2020, the Company entered into the fifth supplemental agreement with Alpha Bank A.E. regarding the Leader Alpha Bank Loan Facility. Pursuant to the terms of the supplemental agreement, among other things, the maturity date was extended from March 18, 2020 to December 31, 2022 (Note 7).

On March 31, 2020, the Company entered into the fourth supplemental agreement with Alpha Bank A.E. regarding the Squire Alpha Bank Loan Facility. Pursuant to the terms of the supplemental agreement, among other things, the maturity date was extended from November 10, 2021 to December 31, 2022 (Note 7).

During 2020, the Company raised $73,750 in proceeds net of underwriters fees and commissions, from two follow-on public offerings, four registered direct offerings, and from the partial exercises of Class D warrants issued in the April 2020 follow-on public offering as well as the full exercise of all warrants issued in four private placements that took place concurrently with the registered direct offerings (Note 11). During 2021 and as of the date of this report, the Company has also raised approximately $22,491 from the partial exercises of Class E warrants issued in the August 2020 follow-on public offering (Note 15).

On June 26, 2020, the Company entered into a settlement agreement with Hamburg Commercial Bank AG, or HCOB, formerly known as HSH Nordbank AG, related to the term loan facility secured by the Geniuship and the Gloriuship with original maturity on June 30, 2020 (Note 7). On July 17, 2020, the Company fully settled the loan agreement with HCOB through a $23,500 payment out of the then outstanding amount of the loan agreement of $29,056. The $23,500 payment was funded from the proceeds of a new $22,500, five-year loan entered into with funds managed by EnTrust Global (Note 7) and $1,000 of the Company’s own funds. Following such payment, all securities placed in favor of HCOB were irrevocably and unconditionally released (Note 7). As a result of the settlement agreement, the Company recognized a gain of $5,144.

In December 2020, the Company and Jelco Delta Holding Corp., or Jelco, the Company’s junior creditor and a former affiliate and former related party, entered into a Securities Purchase Agreement, or the SPA, an Omnibus Loans Agreement and an Omnibus Notes Agreement, which set forth the terms of the restructuring of the outstanding loan facilities and convertible notes between the Company and Jelco. Pursuant to the agreement, all maturities under the loan facilities and convertible notes were extended to December 2024 and the interest rate was set at 5.5% until maturity. In connection with this transaction, the Company prepaid $6,500 of the principal amount of the Second Jelco Loan Facility on December 31, 2020. In exchange for the settlement of all accrued and unpaid interest under the Jelco Loans and Jelco Notes through December 31, 2020 in an aggregate amount of $4,350, as well as an amendment fee of $1,241, the Company issued, on January 8, 2021, 7,986,913 units at a price of $0.70 per unit, with each unit consisting of one common share of the Company (or, at Jelco’s option, one pre-funded warrant in lieu of such common share) and one warrant to purchase one common share at an exercise price of $0.70

As of December 31, 2020, and the date of the issuance of these consolidated financial statements (adjusted for the refinancing arrangements mentioned below), the Company had $20,412 scheduled installments with respect to third party lenders that were due within one year. The Company also had some contractual obligations to repay Jelco within 2021 if certain conditions were met, with a maximum amount of $12,000 for the year. The Company has paid Jelco $12,000 as of the date of the issuance of these consolidated financial statements (Note 15).

As of December 31, 2020, the Company was in compliance with all original covenants relating to its loan facilities as at that date. The Company anticipates that it will comply with all future corporate covenants for at least the period after one year after the date that the consolidated financial statements are issued.

Since December 31, 2020 and the date of the issuance of these consolidated financial statements, the following definite plans have crystalized (please refer also to Note 15 for further details):

i)
On February 8, 2021, the Company entered into a supplemental agreement to the facility with UniCredit Bank AG, or UniCredit, which became effective on February 9, 2021, following satisfaction of certain customary conditions precedent. Pursuant to supplemental agreement: (i) the Leverage Ratio, the ratio of EBITDA to interest payments and the Security Cover Ratio (each term as defined therein) were waived with retrospective effect from June 2020 onwards (and January 2020 for the Security Cover Ration only) and for the remaining duration of the facility, (ii) the quarterly installments were reduced from $1,550 to $1,200, effective as of the December 2020 installment and (iii) the applicable margin was increased from 3.2% to 3.5% with effect from December 29, 2020 until the maturity of the facility that was extended to December 29, 2022 from December 29, 2020 initially.

ii)
On February 12, 2021, the Company entered into a supplemental agreement to the facility with Amsterdam Trade Bank N.V., or ATB, which became effective on February 16, 2021 following satisfaction of certain customary conditions precedent. Pursuant to supplemental agreement: (i) the Leverage Ratio (as defined therein) was amended to 85% from 75% previously, with retrospective effect from June 2020 onwards and for the remaining duration of the facility, (ii) the ratio of EBITDA to interest payments (as defined therein) was waived with retrospective effect from June 2020 onwards and for the remaining duration of the facility and (iii) the minimum required security cover (as defined therein) was amended to (a) 140% until June 30, 2021 (inclusive), (b) 145% until December 31, 2021 (inclusive) and (c) 150% thereafter and until the maturity of the loan on November 26, 2022.

iii)
On February 19, 2021, the Company sold 44,150,000 common shares pursuant to a registered direct offering at a price of $1.70 per common share, in exchange for gross proceeds of $75,055, or net proceeds of approximately $69,971.

iv)	On March 5, 2021, the Company prepaid the full balance of $21,600 of the Amended and Restated Entrust Loan Facility. The balance was paid with cash on hand.
v)
Between February and March 2021, the Company entered into four separate agreements with unaffiliated third parties for the purchase of four secondhand Capesize vessels, for a combined gross purchase price of $100,585. The Company expects to finance the vessel acquisitions with cash on hand and by secured loan facilities from financial institutions. Delivery of the vessels from their sellers are expected to take place until the end of the second quarter of 2021.

The Company’s cash flow projections, following the implementation of the above mentioned plans, for the period after one year after the date that the consolidated financial statements are issued indicate that cash on hand and cash provided by operating activities will be sufficient to cover the liquidity needs that become due within one year after the date that the consolidated financial statements are issued. In this respect, substantial doubt about the Company’s ability to continue as a going concern has been alleviated.

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, they do not include any adjustments that might result in the event the Company is unable to continue as a going concern.